First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 95.0%
	Armenia – 1.0%
1,380,000	Republic of Armenia International Bond (USD) (b)	3.95%	09/26/29	$1,226,022
	Australia – 4.3%
7,945,000	Treasury Corp. of Victoria (AUD)	6.00%	10/17/22	5,553,614
	Bahrain – 1.4%
2,350,000	Bahrain Government International Bond (USD) (c)	6.00%	09/19/44	1,815,229
	Brazil – 5.5%
10,370,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	2,265,824
21,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,850,217
				7,116,041
	Canada – 4.2%
6,181,000	Canadian Government Bond (CAD)	8.00%	06/01/23	5,416,994
	Costa Rica – 0.9%
219,000	Costa Rica Government International Bond (USD) (c)	7.00%	04/04/44	177,457
1,190,000	Costa Rica Government International Bond (USD) (c)	7.16%	03/12/45	964,263
				1,141,720
	Dominican Republic – 1.4%
660,000	Dominican Republic International Bond (USD) (c)	5.50%	01/27/25	639,372
71,000,000	Dominican Republic International Bond (DOP) (c)	9.75%	06/05/26	1,191,861
				1,831,233
	Ecuador – 0.8%
2,180,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	654,000
1,400,000	Ecuador Government International Bond (USD) (b)	9.50%	03/27/30	420,000
				1,074,000
	Egypt – 2.3%
11,200,000	Egypt Government Bond (EGP)	16.00%	06/11/22	733,329
474,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	425,993
380,000	Egypt Government International Bond (USD) (b)	8.50%	01/31/47	313,364
1,730,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	1,412,102
				2,884,788
	El Salvador – 1.5%
900,000	El Salvador Government International Bond (USD) (c)	5.88%	01/30/25	797,621
1,240,000	El Salvador Government International Bond (USD) (c)	7.65%	06/15/35	1,066,778
				1,864,399
	France – 0.8%
561,000	French Republic Government Bond OAT (EUR) (c)	3.25%	05/25/45	986,480
	Germany – 0.7%
508,000	Bundesrepublik Deutschland Bundesanleihe (EUR) (c)	2.50%	08/15/46	934,693
	Ghana – 0.4%
770,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	557,130
	Indonesia – 2.4%
49,300,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,006,061
	Italy – 3.9%
1,797,000	Italy Buoni Poliennali Del Tesoro (EUR)	9.00%	11/01/23	2,564,278

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Italy (Continued)
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR)	7.25%	11/01/26	$2,444,961
				5,009,239
	Jamaica – 0.4%
510,000	Jamaica Government International Bond (USD)	7.88%	07/28/45	550,961
	Japan – 11.5%
1,219,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	11,534,023
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	3,167,360
				14,701,383
	Kenya – 0.5%
590,000	Kenya Government International Bond (USD) (c)	6.88%	06/24/24	564,673
	Malaysia – 2.4%
13,000,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	3,109,099
	Mexico – 5.4%
38,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	1,606,564
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	953,483
109,823,900	Mexican Bonos (MXN)	5.75%	03/05/26	4,379,068
				6,939,115
	New Zealand – 2.6%
5,094,000	New Zealand Government Bond (NZD) (c)	2.75%	04/15/25	3,347,270
	Nigeria – 0.6%
663,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	469,072
513,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	344,685
				813,757
	Norway – 0.6%
7,511,000	Norway Government Bond (NOK) (b) (c)	1.75%	02/17/27	774,453
	Oman – 1.2%
1,400,000	Oman Government International Bond (USD) (b)	6.00%	08/01/29	1,010,569
770,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	513,975
				1,524,544
	Peru – 4.2%
16,000,000	Peruvian Government International Bond (PEN) (c)	6.90%	08/12/37	5,385,538
	Poland – 6.6%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,643,692
18,950,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	4,874,659
				8,518,351
	Portugal – 1.1%
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (b) (c)	5.65%	02/15/24	1,455,413
	Qatar – 1.0%
1,100,000	Qatar Government International Bond (USD) (c)	4.82%	03/14/49	1,300,924
	Russia – 9.9%
839,547,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	10,986,532
90,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	1,242,353

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Russia (Continued)
400,000	Russian Foreign Bond - Eurobond (USD) (c)	5.88%	09/16/43	$498,000
				12,726,885
	Rwanda – 1.0%
1,440,000	Rwanda International Government Bond (USD) (c)	6.63%	05/02/23	1,298,470
	Saudi Arabia – 1.2%
1,435,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	1,548,257
	South Africa – 2.6%
57,640,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	3,291,270
	Spain – 2.3%
2,013,000	Spain Government Bond (EUR) (b) (c)	5.90%	07/30/26	2,987,006
	Turkey – 4.1%
38,550,000	Turkey Government Bond (TRY)	8.80%	09/27/23	5,214,283
	Ukraine – 2.3%
1,370,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	1,267,321
1,200,000	Ukraine Government International Bond (EUR) (b)	6.75%	06/20/26	1,180,841
716,000	Ukraine Government International Bond (USD) (b)	(d)	05/31/40	530,270
				2,978,432
	United Kingdom – 2.0%
1,095,000	United Kingdom Gilt (GBP) (c)	4.25%	12/07/49	2,594,357
	Total Foreign Sovereign Bonds and Notes			122,042,084
	(Cost $138,498,834)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 20.8%
	Bahrain – 0.2%
280,000	Oil and Gas Holding (The) Co. BSCC (USD) (c)	7.63%	11/07/24	253,400
	Barbados – 0.6%
750,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	725,625
	Brazil – 3.2%
449,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	314,864
220,000	CSN Resources S.A. (USD) (c)	7.63%	04/17/26	144,486
850,000	GTL Trade Finance, Inc. (USD) (c)	7.25%	04/16/44	901,259
1,550,000	OAS Finance Ltd. (USD) (f) (g) (h) (i)	8.88%	(j)	11,625
460,000	OAS Investments GmbH (USD) (f) (g) (h)	8.25%	10/19/19	3,450
315,020	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (c)	6.35%	12/01/21	267,358
1,148,000	Petrobras Global Finance BV (USD) (b)	5.09%	01/15/30	1,046,115
1,520,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	1,484,394
				4,173,551
	China – 0.4%
600,000	Shimao Property Holdings Ltd. (USD) (c)	5.60%	07/15/26	574,781
	Colombia – 0.4%
429,000	Banco GNB Sudameris S.A. (USD) (b) (i)	6.50%	04/03/27	402,103
550,000	Gran Tierra Energy, Inc. (USD) (c)	7.75%	05/23/27	143,687
				545,790
	Congo – 0.5%
720,000	HTA Group Ltd. (USD) (c)	9.13%	03/08/22	675,144

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Dominican Republic – 1.4%
1,860,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	$1,741,890
	Ecuador – 0.2%
484,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	280,015
	Georgia – 1.2%
540,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	561,846
975,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	945,379
				1,507,225
	Guatemala – 0.6%
735,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	717,555
	Honduras – 0.3%
396,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	347,861
	India – 0.7%
675,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (b)	6.25%	12/10/24	604,125
400,000	Azure Power Solar Energy Pvt. Ltd. (USD) (b)	5.65%	12/24/24	342,384
				946,509
	Indonesia – 0.4%
760,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	463,571
	Kazakhstan – 1.6%
1,350,000	KazMunayGas National Co. JSC (USD) (c)	4.75%	04/19/27	1,299,796
789,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	751,838
				2,051,634
	Mexico – 2.4%
750,000	BBVA Bancomer S.A. (USD) (c) (i)	5.13%	01/18/33	626,681
700,000	Braskem Idesa SAPI (USD) (b)	7.45%	11/15/29	496,468
13,950,000	Petroleos Mexicanos (MXN) (c)	7.19%	09/12/24	470,439
780,000	Petroleos Mexicanos (USD) (b)	7.69%	01/23/50	546,238
750,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	531,559
311,000	Unifin Financiera SAB de CV (USD) (b) (i)	8.88%	(j)	189,561
400,000	Unifin Financiera SAB de CV (USD) (c)	7.00%	01/15/25	249,000
				3,109,946
	Nigeria – 1.7%
600,000	IHS Netherlands Holdco BV (USD) (b)	8.00%	09/18/27	498,000
770,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	633,483
1,070,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	1,053,984
				2,185,467
	Oman – 0.5%
892,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	649,301
	Russia – 0.9%
600,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	623,202
700,000	Sovcombank Via SovCom Capital DAC (USD) (b) (i)	7.75%	(j)	555,394
				1,178,596

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Saudi Arabia – 0.4%
554,000	Saudi Arabian Oil Co. (USD) (b)	4.25%	04/16/39	$550,998
	South Africa – 0.4%
690,000	Liquid Telecommunications Financing PLC (USD) (c)	8.50%	07/13/22	537,758
	Turkey – 0.5%
744,000	Turkiye Vakiflar Bankasi TAO (USD) (c)	6.00%	11/01/22	674,622
	Ukraine – 1.8%
770,000	Metinvest BV (USD) (b)	8.50%	04/23/26	547,843
37,000,000	Ukreximbank Via Biz Finance PLC (UAH) (c)	16.50%	03/02/21	1,245,724
306,250	Ukreximbank Via Biz Finance PLC (USD) (c)	9.63%	04/27/22	286,956
200,000	VF Ukraine PAT via VFU Funding PLC (USD) (b)	6.20%	02/11/25	168,000
				2,248,523
	Zambia – 0.5%
750,000	First Quantum Minerals Ltd. (USD) (c)	7.50%	04/01/25	628,834
	Total Foreign Corporate Bonds and Notes			26,768,596
	(Cost $33,826,148)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 15.0%
$405,000	United States Treasury Note	2.38%	05/15/27	456,954
10,256,000	United States Treasury Note	2.38%	05/15/29	11,800,409
4,695,000	United States Treasury Note	3.75%	11/15/43	7,069,643
	Total U.S. Government Bonds and Notes			19,327,006
	(Cost $16,410,819)

Total Investments – 130.8%	168,137,686
(Cost $188,735,801) (k)
Outstanding Loans – (40.8)%	(52,394,838)
Net Other Assets and Liabilities – 10.0%	12,782,737
Net Assets – 100.0%	$128,525,585

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2020	Sale Value as of 3/31/2020	Unrealized Appreciation/ (Depreciation)
04/08/20	DB	GBP	973,000	USD	1,207,809	$ 1,208,789	$ 1,207,809	$ 980
04/08/20	BAR	MXN	57,000,000	USD	2,374,014	2,399,842	2,374,014	25,828
05/20/20	DB	RUB	91,271,000	USD	1,362,254	1,152,817	1,362,254	(209,437)
04/08/20	BAR	USD	5,196,318	AUD	7,456,000	5,196,318	4,586,409	609,909
05/20/20	CIT	USD	1,420,929	BRL	7,251,000	1,420,929	1,390,745	30,184
04/08/20	DB	USD	4,850,928	CAD	6,296,000	4,850,928	4,474,264	376,664
05/20/20	DB	USD	2,518,496	IDR	30,497,955,000	2,199,954	1,861,526	338,428
05/20/20	BAR	USD	1,357,470	IDR	19,187,842,000	1,357,470	1,171,183	186,287
04/08/20	DB	USD	6,774,216	MXN	134,850,000	6,774,216	5,677,520	1,096,696
04/08/20	CIT	USD	3,286,320	MXN	73,102,000	3,286,320	3,077,776	208,544
04/08/20	DB	USD	3,705,929	NZD	5,550,000	3,705,929	3,311,482	394,447
04/08/20	DB	USD	2,160,604	PLN	8,230,000	2,160,604	1,989,433	171,171
05/20/20	BAR	USD	4,115,185	RUB	271,273,000	4,115,185	3,426,369	688,816
04/08/20	DB	USD	3,477,255	ZAR	58,299,000	3,477,255	3,255,379	221,876
Net Unrealized Appreciation (Depreciation)								$4,140,393

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2020, securities noted as such amounted to $33,379,675 or 26.0% of net assets.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon bond.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(h)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(i)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(j)	Perpetual maturity.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,375,547 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,833,270. The net unrealized depreciation was $16,457,723. The amounts presented are inclusive of derivative contracts.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 122,042,084	$ —	$ 122,042,084	$ —
Foreign Corporate Bonds and Notes*	26,768,596	—	26,768,596	—
U.S. Government Bonds and Notes	19,327,006	—	19,327,006	—
Total Investments	168,137,686	—	168,137,686	—
Forward Foreign Currency Contracts	4,349,830	—	4,349,830	—
Total	$ 172,487,516	$—	$ 172,487,516	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (209,437)	$ —	$ (209,437)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Credit Quality	% of Total Fixed-Income Investments
AAA	21.0%
AA	2.1
AA-	0.8
A+	10.0
A	5.1
A-	11.0
BBB+	0.3
BBB	12.4
BBB-	3.2
BB+	3.7
BB	6.2
BB-	10.7
B+	4.6
B	6.5
B-	1.4
CCC-	0.6
Not Rated	0.4
Total	100.0%

Industry Classification	% of Total Investments
Sovereigns	80.8%
Government Regional	3.3
Integrated Oils	3.2
Banks	2.5
Metals & Mining	1.5
Exploration & Production	1.3
Wireless Telecommunication Services	1.3
Utilities	1.0
Government Development Banks	0.9
Power Generation	0.6
Pipelines	0.6
Life Insurance	0.4
Manufactured Goods	0.4
Real Estate	0.3
Wireline Telecommunication Services	0.3
Software & Services	0.3
Industrial Other	0.3
Chemicals	0.3
Commercial Finance	0.3
Transportation & Logistics	0.2
Oil & Gas Services & Equipment	0.2
Total	100.0%
Currency Exposure Diversification	% of Total Investments†
USD	57.1%
JPY	8.5
EUR	7.3
RUB	5.8
PLN	3.8
BRL	3.3
PEN	3.1
TRY	3.0
GBP	2.2
MYR	1.8
UAH	0.7
DOP	0.7
MXN	0.6
AUD	0.6
CAD	0.6
NOK	0.5
EGP	0.4
ZAR	0.0*
NZD	0.0*
IDR	0.0*
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand